Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2021	56	346	402
Additions	26	55	81
Disposals	(1)	(1)	(2)
Exchange differences	2	22	24
At December 31, 2021	83	422	505
Additions	8	11	19
Disposals	(1)	—	(1)
Exchange differences	2	15	17
At December 31, 2022	92	448	540
Accumulated depreciation
At January 1, 2021	(36)	(53)	(89)
Depreciation charge	(9)	(32)	(41)
Disposals	—	1	1
Exchange differences	(1)	(3)	(4)
At December 31, 2021	(46)	(87)	(133)
Depreciation charge	(15)	(44)	(59)
Disposals	1	—	1
Exchange differences	—	(1)	(1)
At December 31, 2022	(60)	(132)	(192)
Cost, net accumulated depreciation
At December 31, 2021	37	335	372
At December 31, 2022	32	316	348
There were no impairment charges recognized for the year ended December 31, 2022 and 2021, respectively.
The Group had €8 million and €4 million of leasehold improvements that were not placed into service as of December 31, 2022 and 2021, respectively.